Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	82 Months Ended	107 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
PGIM Securitized Credit Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	9.84%	4.42%		4.68%
PGIM Securitized Credit Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	9.77%	4.37%		4.63%
PGIM Securitized Credit Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	7.65%	3.32%		3.58%
PGIM Securitized Credit Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	5.90%	3.41%		3.97%
PGIM QUANT SOLUTIONS LARGE-CAP INDEX FUND - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	36.13%	15.82%	13.95%
PGIM QUANT SOLUTIONS LARGE-CAP INDEX FUND - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	36.00%	15.71%			13.13%
PGIM QUANT SOLUTIONS LARGE-CAP INDEX FUND - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	36.08%	15.78%			13.19%
PGIM QUANT SOLUTIONS LARGE-CAP INDEX FUND - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	33.63%	14.59%			12.06%
PGIM QUANT SOLUTIONS LARGE-CAP INDEX FUND - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	31.20%	14.63%			12.44%
Without Sales Load [Member] | PGIM Securitized Credit Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	8.65%	3.32%		3.58%
Without Sales Load [Member] | PGIM Securitized Credit Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	9.46%	4.10%		4.36%
Without Sales Load [Member] | PGIM QUANT SOLUTIONS LARGE-CAP INDEX FUND - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	34.63%	14.59%			12.06%
Without Sales Load [Member] | PGIM QUANT SOLUTIONS LARGE-CAP INDEX FUND - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	35.61%	15.39%			12.81%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%		1.78%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%	15.98%	13.98%		13.38%
ICE BofA US 3Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	5.46%	2.32%		1.87%